Inventories - Additional Information (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2023	Dec. 31, 2021
Inventories [line items]
Reversals of inventory write-downs		₩ 0
Cost of goods sold [member]
Inventories [line items]
Inventories recognized as operating expenses	₩ 1,266,271	₩ 1,264,302	₩ 1,417,339